Investments - Schedule of Investments in Real Estate, Net (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Real Estate Investment Property, Net [Abstract]
Building and building improvements		$ 16,614,464	$ 17,612,162
Land and land improvements		2,965,720	3,144,932
Furniture, fixtures and equipment		272,521	304,650
Right-of-use asset - operating lease	[1]	$ 105,230	$ 105,230
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]		Investments in real estate, net	Investments in real estate, net
Total		$ 19,957,935	$ 21,166,974
Accumulated depreciation and amortization		(2,127,681)	(1,586,616)
Investments in real estate, net		$ 17,830,254	$ 19,580,358

[1]	Refer to Note 14 for additional details on the Company’s leases.